Property, Plant and Equipment - Summary of Acquisitions and Capitalized Interest by Operating Segment (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of acquisitions of property plant and equipment by operating segments [Line Items]
Acquisitions	€ 389	€ 1,261
Capitalized interest	6	14
Pharmaceuticals
Disclosure of acquisitions of property plant and equipment by operating segments [Line Items]
Acquisitions	234	846
Pharmaceuticals | Industrial facilities
Disclosure of acquisitions of property plant and equipment by operating segments [Line Items]
Acquisitions	196	682
Pharmaceuticals | Research sites
Disclosure of acquisitions of property plant and equipment by operating segments [Line Items]
Acquisitions	37	87
Pharmaceuticals | Other
Disclosure of acquisitions of property plant and equipment by operating segments [Line Items]
Acquisitions	1	77
Vaccines
Disclosure of acquisitions of property plant and equipment by operating segments [Line Items]
Acquisitions	128	405
Consumer Healthcare
Disclosure of acquisitions of property plant and equipment by operating segments [Line Items]
Acquisitions	€ 27	€ 10